Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Land	$ 91,744	$ 84,383
Buildings and improvements	141,241	147,019
Projects under construction	4,879	1,056
Total investments in properties	237,864	232,458
Less accumulated depreciation and depletion	34,724	30,271
Net investments in properties	203,140	202,187
Real estate held for investment, at cost	9,151	8,380
Investments in joint ventures	167,071	160,452
Net real estate investments	379,362	371,019
Cash and cash equivalents	73,909	26,607
Cash held in escrow	196	186
Accounts receivable, net	923	546
Investments available for sale at fair value	75,609	137,867
Federal and state income taxes receivable	4,621	0
Unrealized rents	531	554
Deferred costs	707	890
Other assets	502	479
Total assets	536,360	538,148
Liabilities:
Secured notes payable	89,964	88,925
Accounts payable and accrued liabilities	3,635	2,431
Other liabilities	1,886	1,978
Federal and state income taxes payable	0	504
Deferred revenue	542	790
Deferred income taxes	56,106	50,111
Deferred compensation	1,242	1,436
Tenant security deposits	332	328
Total liabilities	153,707	146,503
Commitments and contingencies
Equity:
Common stock, $.10 par value; 25,000,000 shares authorized, 9,363,717 and 9,817,429 shares issued and outstanding, respectively	936	982
Capital in excess of par value	56,279	57,705
Retained earnings	309,764	315,278
Accumulated other comprehensive income, net	675	923
Total shareholders' equity	367,654	374,888
Noncontrolling interest MRP	14,999	16,757
Total Equity	382,653	391,645
Total liabilities and shareholders' equity	$ 536,360	$ 538,148